Note 12 - Income Taxes - Significant Items Comprising the Net Deferred Tax Liability or Asset (Details) - USD ($) $ in Millions		Sep. 30, 2022	Sep. 30, 2021
Reserves not currently deductible		$ 33.5	$ 18.3
Pension and other postretirement benefits		72.6	77.4
Goodwill		0.0	0.0
Operating losses		255.1	264.5
Regulatory amount due to customers, net		34.5	33.2
Other		24.9	32.4
Deferred tax assets		420.6	425.8
Less: Valuation allowance		0.0	(0.5)
Total deferred tax assets		420.6	425.3
Relating to property		(740.0)	(693.9)
Regulatory pension and other postretirement benefits		(92.8)	(95.6)
Deferred gas costs		(75.8)	(81.1)
Other**	[1]	(187.1)	(167.0)
Total deferred tax liabilities		(1,095.7)	(1,037.6)
Net deferred tax (liability) asset		(675.1)	(612.3)
Spire Missouri [Member]
Reserves not currently deductible		4.0	8.5
Pension and other postretirement benefits		52.6	53.4
Goodwill		0.0	0.0
Operating losses		116.9	110.3
Regulatory amount due to customers, net		30.7	29.4
Other		0.0	0.0
Deferred tax assets		204.2	201.6
Less: Valuation allowance		0.0	(0.4)
Total deferred tax assets		204.2	201.2
Relating to property		(489.3)	(464.0)
Regulatory pension and other postretirement benefits		(72.3)	(71.2)
Deferred gas costs		(74.0)	(79.5)
Other**	[1]	(68.7)	(66.5)
Total deferred tax liabilities		(704.3)	(681.2)
Net deferred tax (liability) asset		(500.1)	(480.0)
Spire Alabama Inc [Member]
Reserves not currently deductible		7.4	6.6
Pension and other postretirement benefits		0.0	0.0
Goodwill		73.0	87.2
Operating losses		140.3	130.3
Regulatory amount due to customers, net		0.0	0.0
Other		0.0	0.0
Deferred tax assets		220.7	224.1
Less: Valuation allowance		0.0	0.0
Total deferred tax assets		220.7	224.1
Relating to property		(201.6)	(182.7)
Regulatory pension and other postretirement benefits		(1.6)	(1.6)
Deferred gas costs		0.0	0.0
Other**	[1]	(6.5)	(5.6)
Total deferred tax liabilities		(209.7)	(189.9)
Net deferred tax (liability) asset		$ 11.0	$ 34.2

[1]	For Spire, Other consists primarily of goodwill-related liabilities.